Impairment test on Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Disclosure of impairment of assets [Abstract]
Disclosure of impairment of assets [text block]

Note 37     Impairment test on Property, plant and equipment

The Management of the Group considers as Cash Generating Unit (CGU) each of the blocks or group of blocks in which the Group has working or economic interests. The blocks with no material investment on fixed assets or with operations that are not linked to oil prices were not subject to the impairment test.

As a result of the oil price crisis which started in the second half of 2014, the Group recognized an impairment loss of US$ 149,574,000 in 2015 after evaluating the recoverability of its fixed assets affected by oil price drop. In the following years the impairment tests were reviewed. Based on the analysis performed, the Group concluded that the impairment recognized should not be reversed in the current year.

The main assumptions taken into account for the impairment tests for the blocks below mentioned were:

-

The future oil prices have been calculated taking into consideration the oil price curves available in the market, provided by international advisory companies, weighted through internal estimations in accordance with price curves used by D&M;

-	Three oil price scenarios were projected and weighted in order to minimize misleading estimations: low-price, middle-price and high-price (see below table “Oil price scenarios”);
-

The table “Oil price scenarios” was based on Brent future price estimations; the Group adjusted this market price on its model valuation to reflect the effective price applicable in each location (see Note 3 “Price risk”);

-	The model valuation was based on the expected cash flow approach;
-	The revenues were calculated linking price curves with levels of production according to certified reserves (see below table “Oil price scenarios”);
-	The levels of production have been linked to certified risked 1P, 2P and 3P reserves (see Note 4);
-	Production and structure costs were estimated considering internal historical data according to GeoPark’s own records and aligned to the 2020 approved budget;
-	The capital expenditures were estimated considering the drilling campaign necessary to develop the certified reserves;
-	The assets subject to impairment test are the ones classified as Oil and Gas properties and Production facilities and machinery;
-	The carrying amount subject to impairment test includes mineral interest, if any;
-	The income tax charges have considered future changes in the applicable income tax rates (see Note 16).

Table Oil price scenarios (a):

	Amounts in US$per Bbl.
				Weighted market price
				used for the
Year	Low price (15%)	Middle price (60%)	High price (25%)	impairment test
2020	66.0	66.0	66.0	66.0
2021	51.8	69.0	75.9	68.1
2022	53.7	71.6	78.8	70.7
Over 2023	54.8	73.1	80.4	72.2
(a)	The percentages indicated between brackets represent the Group estimation regarding each price scenario

As a consequence of the evaluation, the following amounts of impairment loss were (recognized) reversed:

Amounts in US$‘000	2019	2018	2017
Colombia (a)	—	11,531	—
Chile (b)	—	(6,549)	—
Argentina (c)	(7,559)	—	—
Total	(7,559)	4,982	—
(a)

Reversal of impairment losses due to increases in estimated market prices and improvements in cost structure, and also the known fair value less costs of disposal of the La Cuerva and Yamu Blocks (see Note 36.2).

(b)	Recognition of impairment loss due to the termination of the sales agreement for the TdF’s blocks, with no renovation in place as of the date of these consolidated financial statements.
(c)	Recognition of impairment loss for the total amount capitalized in the CN-V Block due to a negative revision of reserves at year-end.

When evaluating the Aguada Baguales and El Porvenir Blocks, although no impairment loss was recognized, if the weighted market price used for the impairment test had been 5% lower in each of the future years, with all other variables held constant, the Group would have had to recognize an impairment against the carrying amount of property, plant and equipment of US$  3,974,000. If the risk associated to reserves applied to the cash flow projections of this CGU had been 5% higher than management’s estimates, the Group would have had to recognize an impairment against property, plant and equipment of US$ 3,254,000. In the prior year, there were no reasonably possible changes in any of the key assumptions that would have resulted in an impairment loss in this CGU.